UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21503

The FBR Funds

(Exact name of registrant as specified in charter)

1001 Nineteenth Street North

Arlington, VA 22209

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: 703.469.1040

William Ginivan

General Counsel

Friedman, Billings, Ramsey Group, Inc.

Potomac Tower

1001 Nineteenth Street North

Arlington, VA 22209

(Name and address of agent for service)

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

The schedule of investments is as follows:

The FBR Funds

FBR Large Cap Financial Fund

Portfolio of Investments

July 31, 2004

(unaudited)

SHARES/ PRINCIPAL VALUE		VALUE
	COMMON STOCKS — 97.5%
	Banks - Money Centers — 9.4%
19,000	Bank of America Corp.	$1,615,190
20,000	Citigroup, Inc.	881 800
5,000	Wachovia Corp.	221,550

		2,718,540

	Banks-Regional — 30.7%
30,000	Comerica, Inc.	1,754,100
48,000	Hibernia Corp.	1,214,400
48,000	KeyCorp.	1,448,640
28,000	North Fork Bancorporation, Inc.	1,093,400
26,000	SunTrust Banks, Inc.	1,714,700
28,000	UnionBanCal Corp.	1,625,400

		8,850,640

	Financial Services — 32.4%
20,000	Capital One Financial Corp.	1,386,400
45,000	CIT Group, Inc.	1,564,200
9,000	Countrywide Financial Corp.	648,900
17,000	Fannie Mae (Federal National Mortgage)	1,206,320
19,000	Freddie Mac (Federal Home Loan)	1,221,890
25,200	JP Morgan Chase & Co.	940,716
20,000	MBNA Corp.	493,800
18,000	Merrill Lynch & Co.	894,960
15,000	Morgan Stanley	739,950
2,500	The Goldman Sachs Group, Inc.	220,475

		9,317,611

	Insurance - Property/Casualty — 1.0%
7,000	PMI Group, Inc.	288,610

	Savings and Loans - Savings Banks — 24.0%
60,000	Astoria Financial Corp.	2,049,600
20,000	Charter One Financial, Inc.	888,200
18,000	Golden West Financial Corp.	1,924,380
60,000	Sovereign Bancorp, Inc.	1,306,200
17,000	Washington Mutual, Inc.	659,600
2,000	Webster Financial Corp.	93,840

		6,921,820

	Total Common Stocks (Cost $22,211,500)	28,097,221

	REPURCHASE AGREEMENTS — 2.5%
$706,000	With Mizuho Securities, Inc. dated 07/30/04 at 1.28% to be repurchased at $706,075 on 08/02/04 collateralized by $722,080 in U.S. Treasury Bonds due 12/31/05 through 11/15/27 (Cost $706,000)	$706,000

	Total Investments — 100.0% (Cost $22,917,500)	28,803,221
	Other Assets Less
	Liabilities — N.M	8,949

	Net Assets — 100.0%	$28,812,170

N.M. Not meaningful

At July 31, 2004, the tax basis cost of the Fund’s investments was $22,917,500, and the unrealized appreciation and depreciation were $6,062,439 and $(176,718), respectively.

FOR INFORMATION REGARDING THE FUND’S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND’S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

The FBR Funds

FBR Small Cap Financial Fund

Portfolio of Investments

July 31, 2004

(unaudited)

SHARES		VALUE
	COMMON STOCKS — 97.3% Banks-Regional — 8.8%
937,895	Bank Mutual Corp.	$10,579,455
96,400	Cheviot Financial Corp.	1,060,400
88,800	City Holding Co.	2,705,736
248,476	Hanmi Financial Corp.	7,205,804
685,769	NewAlliance Bancshares, Inc.	9,566,478
95,118	Partners Trust Financial Group, Inc.	945,473
375,478	Taylor Capital Group, Inc.	9,018,982

		41,082,328

	Consumer Finance — 4.5%
330,000	Americredit Corp.*	6,303,000
399,322	ASTA Funding, Inc.	6,029,762
367,000	Saxon Capital, Inc.*	8,631,840

		20,964,602

	Insurance — 1.5%
100,000	StanCorp Financial Group, Inc.	7,030,000

	REITs - Mortgage — 6.7%
345,100	Annaly Mortgage Management, Inc.	5,694,150
60,000	Anthracite Capital, Inc.	658,200
288,000	Anworth Mortgage Asset Corp.	3,052,800
406,400	Government Properties Trust, Inc.	4,039,616
213,100	Luminent Mortgage Capital, Inc.	2,286,563
353,000	MFA Mortgage Investments, Inc.	2,862,830
42,000	Redwood Trust, Inc.	2,384,340
369,000	Thornburg Mortgage, Inc.	10,232,370

		31,210,869

	Savings and Loans - Savings Banks - Central — 2.6%
228,000	Capitol Federal Financial	7,209,360
101,369	HMN Financial, Inc.	2,742,031
100,000	TierOne Corp.	2,099,000

		12,050,391

	Savings and Loans - Savings Banks - East — 24.8%
302,097	Bancorp Rhode Island, Inc.	10,951,016	†
586,054	Brookline Bancorp, Inc.	8,339,548
124,397	Dime Community Bancshares, Inc.	2,067,478
107,600	Hingham Institution for Savings	4,486,920	†
721,000	Hudson City Bancorp, Inc.	24,989,860
287,000	Independence Community Bank Corp.	10,716,580
121,351	MASSBANK Corp.	4,156,272
279,020	New York Community Bancorp, Inc.	5,368,345
241,311	Parkvale Financial Corp.	6,298,217
47,060	PennFed Financial Services, Inc.	1,548,745
470,000	Provident Financial Services, Inc.	8,295,500
276,081	Sovereign Bancorp, Inc.	6,010,279
88,187	TF Financial Corp.	2,380,608
334,291	Waypoint Financial Corp.	9,176,288
405,672	Yardville National Bancorp.	10,932,860

		115,718,516

The FBR Funds

FBR Small Cap Financial Fund

Portfolio of Investments (continued)

July 31, 2004

(unaudited)

SHARES/ PRINCIPAL VALUE		VALUE
	Savings and Loans - Savings Banks - South — 4.5%
524,733	BankUnited Financial Corp., Class A*	$14,083,834
445,000	Franklin Bank Corp.*	7,013,200

		21,097,034

	Savings and Loans - Savings Banks - West — 43.9%
410,476	Banner Corp.	11,189,576
1,310,000	Commercial Capital Bancorp, Inc.	28,780,700
368,000	Downey Financial Corp.	19,780,000
108,900	First Pactrust Bancorp, Inc.	2,446,983
715,100	FirstFed Financial Corp.*	32,401,182
342,633	ITLA Capital Corp.*	13,770,420	†
255,550	Pacific Premier Bancorp, Inc.*	2,811,050
457,800	PFF Bancorp, Inc.	16,810,416
198,700	Quaker City Bancorp, Inc.	10,890,747
695,000	Sterling Financial Corp.*	21,989,800
1,058,000	Washington Federal, Inc.	26,502,900
412,000	Westcorp.	17,130,960

		204,504,734

	Total Common Stocks (Cost $343,936,827)	453,658,474

	REPURCHASE AGREEMENTS — 2.9%
$13,294,000	With Mizuho Securities, Inc. dated 07/30/04 at 1.28% to be repurchased at $13,295,418 on 08/02/04, collateralized by $13,596,792 in U.S. Treasury Bonds due 12/31/05 through 11/15/27 (Cost $13,294,000)	13,294,000

	Total Investments — 100.2% (Cost $357,230,827)	466,952,474
	Liabilities in Excess of Other Assets — (0.2%)	(1,132,373)

	Net Assets — 100.0%	$465,820,101

*	Non-income producing security

†	Affiliated issuer as defined in the Investment Company Act of 1940 (ownership of at least 5% of the outstanding voting securities of an issuer)

At July 31, 2004, the tax basis cost of the Fund’s investments was $357,230,827, and the unrealized appreciation and depreciation were $119,721,646 and $(9,352,004), respectively.

FOR INFORMATION REGARDING THE FUND’S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND’S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

The FBR Funds

FBR Small Cap Fund

Portfolio of Investments

July 31, 2004

(unaudited)

SHARES		VALUE
	COMMON STOCKS — 69.7%
	Beverages — 1.8%
170,800	Coca-Cola Bottling Co.	$9,682,652

	Casinos and Gaming — 12.4%
450,000	Alliance Gaming Corp.*	6,403,500
27,500	Florida Gaming Corp.*	195,250
20,000	International Game Technology	646,800
500,500	Monarch Casino & Resort, Inc.*	8,078,070	†
1,055,884	Penn National Gaming, Inc.*	38,011,824
105,000	Shuffle Master, Inc.*	3,358,950
250,000	Station Casinos, Inc.	10,800,000

		67,494,394

	Communication Services — 8.0%
3,004,900	American Tower Corp., Class A*	43,450,854
4,280	Outdoor Channel Holdings, Inc.*	158,360

		43,609,214

	Computer Peripherals — 0.1%
50,000	Metrologic Instruments, Inc.*	795,500

	Construction Services — 4.3%
425,000	D.R. Horton, Inc.	11,742,750
300,000	Toll Brothers, Inc.*	11,922,000

		23,664,750

	Construction-Supplies and Fixtures — 1.8%
71,500	American Woodmark Corp.	4,069,065
107,471	Simpson Manufacturing Company, Inc.	6,019,451

		10,088,516

	Consumer Financial Services — 2.7%
773,000	AmeriCredit Corp.*	14,764,300

	Electric Utilities — 2.0%
1,116,400	The AES Corp.*	10,773,260

	Hotels and Lodging — 0.2%
100,000	Prime Hospitality Corp.*	918,000

	Insurance-Life — N.M.
3,007	Independence Holding Co.	64,651

	Insurance-Miscellaneous — 1.5%
251,500	Hilb, Rogal, and Hobbs Co.	8,447,885

	Insurance-Mortgage Insurance — 0.3%
30,000	Triad Guaranty, Inc.*	1,632,000

	Insurance-Property and Casualty — 16.7%
320,000	Allmerica Financial Corp.*	9,539,200
80	Berkshire Hathaway, Inc., Class B*	231,520
189,200	Markel Corp.*	53,448,999
200,000	PartnerRe Ltd.	10,462,000
450,000	Platinum Underwriters Holdings Ltd.	12,523,500
300,000	PMA Capital Corp.*	2,328,000
75,000	ProAssurance Corp.*	2,376,750

		90,909,969

	Insurance-Title Insurance — 0.3%
54,200	Investors Title Co.	1,643,344

	Motion Pictures — 0.9%
220,800	AMC Entertainment, Inc.*	4,215,072
40,000	Regal Entertainment Group	753,200

		4,968,272

The FBR Funds

FBR Small Cap Fund

Portfolio of Investments (continued)

July 31, 2004

(unaudited)

SHARES/ PRINCIPAL VALUE		VALUE
	Office Equipment — 3.0%
550,000	Global Imaging Systems, Inc.*	$16,681,500

	Oil and Gas Operations — 4.4%
400,600	Kaneb Services LLC.	11,897,820
326,290	MarkWest Hydrocarbon, Inc.	4,245,033
211,800	Penn Virginia Corp.	7,982,742

		24,125,595

	Personal Services — 0.2%
200,000	Service Corporation International*	1,270,000

	Recreational Activities — 1.2%
603,800	Dover Motorsports, Inc.	2,626,530
60,000	International Speedway Corp., Class A	3,122,400
19,000	International Speedway Corp., Class B	983,250

		6,732,180

	Regional Banks — 0.1%
14,000	Corus Bankshares, Inc.	562,100

	Rental and Leasing — 0.8%
150,000	Rent-A-Center, Inc.*	4,401,000

	Retail - Apparel — 2.3%
412,500	Aeropostale, Inc.*	12,573,000

	Retail - Specialty — 4.5%
1,177,600	CarMax, Inc.*	24,494,080

	Software and Programming — 0.1%
16,000	MICROS Systems, Inc.*	777,920

	Transportation Services — 0.1%
36,800	Dynamex, Inc.*	572,240

	Total Common Stocks (Cost $288,217,773)	381,646,322

	MASTER LIMITED PARTNERSHIPS — 0.1%
	Casinos — N.M.
61,650	Equus Gaming Company L.P.*	64,733

	Real Estate Operation Company — 0.1%
19,400	American Real Estate Partners, L.P.*	358,900

	Total Master Limited Partnerships (Cost $ 403,872)	423,633

	SHORT TERM INVESTMENTS — 24.6%
	Repurchase Agreements — 23.4%
$127,900,000	With Mizuho Securities, Inc. dated 07/30/04 at 1.28% to be repurchased at $127,913,643 on 08/02/04, collateralized by $130, 813,122 in U.S. Treasury Bonds due 12/31/05 through 11/15/27 (Cost $ 127,900,000)	127,900,000

The FBR Funds

FBR Small Cap Fund

Portfolio of Investments (continued)

July 31, 2004

(unaudited)

PRINCIPAL VALUE		VALUE
	U.S. Government Obligation — 1.2%
$6,732,000	Federal Home Loan Bank Discount Note, 0.59%, 8/2/04 (Cost $ 6,731,288)	$6,731,288

	Total Short Term Investments (Cost $ 134,631,288)	134,631,288

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.6%
20,000,000	Student Loan Marketing Association, 2.25%, 12/15/32 (Cost $ 20,114,837)	19,902,800

	CORPORATE BONDS — 1.8%
10,000,000	General Motors Acceptance Corp., 2.135%, 5/18/06 (Cost $ 10,000,000)	10,024,240

	Total Investments — 99.8% (Cost $453,367,770)	546,628,283
	Other Assets Less Liabilities — 0.2%	1,039,015

	Net Assets — 100.0%	$547,667,298

*	Non-income producing security

†	Affiliated issuer as defined in the Investment Company Act of 1940 (ownership of at least 5% of the outstanding voting securities of an issuer)

N.M. Not meaningful

At July 31, 2004, the tax basis cost of the Fund’s investments was $453,367,770, and the unrealized appreciation and depreciation were $99,487,279 and $(6,226,766), respectively.

FOR INFORMATION REGARDING THE FUND’S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND’S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

The FBR Funds

FBR Large Cap Technology Fund

Portfolio of Investments

July 31, 2004

(unaudited)

SHARES		VALUE
	COMMON STOCKS — 99.6%
	Audio and Video Equipment — 4.0%
7,475	Sony Corp. ADR	$259,009

	Biotechnology and Drugs — 14.9%
1,300	AmerisourceBergen Corp.	70,278
1,350	Barr Pharmaceuticals, Inc.*	46,373
4,850	Cardinal Health, Inc.	215,824
2,075	Chiron Corp.*	95,097
1,800	Genentech, Inc.*	87,624
2,525	MedImmune, Inc.*	58,176
5,000	Mylan Laboratories, Inc.	74,100
6,525	Sanofi-Synthelabo SA ADR .	215,651
6,425	Serono S.A. ADR	98,367

		961,490

	Communications Equipment — 11.8%
3,100	Cisco Systems, Inc.*	64,666
2,850	Comverse Technology, Inc.*	48,621
14,000	Motorola, Inc.	223,020
21,325	Nokia Oyj ADR	247,796
1,160	Qualcomm, Inc.	80,133
2,100	Scientific-Atlanta, Inc.	64,575
3,650	Tellabs, Inc.*	32,522

		761,333

	Communications Services — 6.3%
10,425	SBC Communications, Inc.	264,170
7,800	Sprint FON Corp.	145,704

		409,874

	Computer Hardware — 6.5%
3,150	Apple Computer, Inc.*	101,871
2,355	International Business Machines Corp.	205,049
29,100	Sun Microsystems, Inc.*	114,945

		421,865

	Computer Networks — 0.6%
800	Dassault Systemes S.A. ADR	36,360

	Computer Peripherals — 8.2%
5,250	Canon, Inc. ADR	257,250
13,500	Hewlett-Packard Co.	272,025

		529,275

	Computer Services — 0.6%
850	NCR Corp.*	39,466

	Computer Storage Devices — 5.7%
20,875	EMC Corp.*	228,999
2,075	SanDisk Corp.*	50,464
7,500	Seagate Technology	86,025

		365,488

	Electronic Instruments and Controls — 5.2%
3,315	Agilent Technologies, Inc.*	78,930
1,825	American Power Conversion Corp.	27,558
3,150	Jabil Circuit, Inc.*	68,513
2,653	Molex, Inc.	76,831
1,200	TDK Corp. ADR	83,279

		335,111

	Retail - Catalog and Mail Order — 0.7%
750	CDW Corp.	48,225

	Scientific and Technical Instruments — 0.6%
1,900	Applera Corp.—Applied Biosystems Group	39,311

The FBR Funds

FBR Large Cap Technology Fund

Portfolio of Investments (continued)

July 31, 2004

(unaudited)

SHARES/ PRINCIPAL VALUE		VALUE
	Semiconductors — 25.0%
13,300	Applied Materials, Inc.*	$225,700
7,400	Infineon Technologies AG ADR*	81,104
9,000	Intel Corp.	219,420
2,100	KLA-Tencor Corp.*	86,541
1,650	Kyocera Corp. ADR	127,545
7,750	Micron Technology, Inc.*	104,858
4,100	National Semiconductor Corp.*	70,315
2,350	Novellus Systems, Inc.*	63,450
4,650	NVIDIA Corp.*	71,610
8,400	STMicroelectronics N.V	156,744
12,650	Texas Instruments, Inc.	269,824
4,525	Xilinx, Inc.	133,171

		1,610,282

	Software and Programming — 9.5%
3,000	Check Point Software Technologies Ltd.*	59,670
1,050	Electronic Arts, Inc.*	52,637
7,525	Microsoft Corp.	214,161
3,300	PeopleSoft, Inc.*	59,466
2,700	SAPAG ADR	108,027
8,600	Siebel Systems, Inc.*	69,316
1,850	Synopsys, Inc.*	46,787

		610,064

	Total Common Stocks
	(Cost $6,423,732)	6,427,153

	REPURCHASE AGREEMENTS — 0.7%
$45,000	With Mizuho Securities, Inc.
	dated 07/30/04 at 1.28% to be
	repurchased at $45,005 on
	08/02/04, collateralized by $46,025
	in U.S. Treasury Bonds due
	12/31/05 through 11/15/27
	(Cost $45,000)	45,000

	Total Investments — 100.3%
	(Cost $6,468,732)	6,472,153
	Liabilities in Excess
	of Other Assets — (0.3%)	(16,668)

	Net Assets — 100.0%	$6,455,485

*	Non-income producing security

ADR American Depository Receipts

At July 31, 2004, the tax basis cost of the Fund’s investments was $6,468,732, and the unrealized appreciation and depreciation were $414,804 and $(411,383), respectively.

FOR INFORMATION REGARDING THE FUND’S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND’S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

The FBR Funds

FBR Small Cap Technology Fund

Portfolio of Investments

July 31, 2004 (unaudited)

SHARES		VALUE
	COMMON STOCKS — 95.9%
	Biotechnology and Drugs — 7.2%
1,900	Angiotech Pharmaceuticals, Inc.*	$33,477
250	Eon Labs, Inc.*	7,280
943	Genencor International, Inc.*	15,503
350	Neurocrine Biosciences, Inc.*	16,300
400	Par Pharmaceutical Companies, Inc.*	15,056

		87,616

	Chemical Manufacturing — 2.6%
725	Cabot Microelectronics Corp.*	25,730
250	SurModics, Inc.*	5,980

		31,710

	Communications Equipment — 4.4%
2,700	Foundry Networks, Inc.*	27,702
1,350	Polycom, Inc.*	26,028

		53,730

	Computer Hardware — 7.6%
3,800	Cray, Inc.*	12,122
2,075	Ingram Micro, Inc., Class A*	29,569
700	Park Electrochemical Corp.	16,086
925	Tech Data Corp.*	34,651

		92,428

	Computer Networks — 3.0%
1,375	Intergraph Corp.*	36,286

	Computer Peripherals — 2.2%
2,675	Creative Technology Ltd.	26,616

	Computer Storage Devices — 6.8%
2,225	Advanced Digital Information Corp.*	19,847
875	Imation Corp.	29,006
1,350	Storage Technology Corp.*	33,683

		82,536

	Construction Services — 1.3%
2,175	Wireless Facilities, Inc.*	16,269

	Electronic Instruments and Controls — 6.7%
1,225	Benchmark Electronics, Inc.*	35,010
2,275	Power-One, Inc.*	19,952
1,400	Technitrol, Inc.*	25,900

		80,862

	Medical Equipment and Supplies — 4.1%
875	Haemonetics Corp.*	26,250
500	STERIS Corp.*	10,280
400	ZOLL Medical Corp.*	13,536

		50,066

	Miscellaneous Capital Goods — 2.5%
1,600	Creo, Inc.*	14,368
1,225	GSI Lumonics, Inc.*	16,366

		30,734

	Retail - Technology — 2.0%
1,600	GameStop Corp., Class A*	24,640

	Scientific and Technical Instruments — 3.7%
550	Analogic Corp.	22,847
1,275	Orbotech Ltd.*	21,699

		44,546

The FBR Funds

FBR Small Cap Technology Fund

Portfolio of Investments (continued)

July 31, 2004

(unaudited)

SHARES/ PRINCIPAL VALUE		VALUE
	Semiconductors — 12.5%
1,000	Actel Corp.*	$15,020
3,390	Cirrus Logic, Inc.*	20,611
900	Coherent, Inc.*	23,684
2,100	ESS Technology, Inc.*	14,385
500	Exar Corp.*	6,735
1,150	Genesis Microchip, Inc.*	13,214
1,200	Mykrolis Corp.*	12,000
775	Standard Microsystems Corp.*	13,338
1,100	Varian Semiconductor Equipment Associates, Inc.*	32,856

		151,843

	Software and Programming — 29.3%
2,612	Activision, Inc.*	38,265
1,800	Ascential Software Corp.*	22,104
6,250	Compuware Corp.*	30,875
875	FileNet Corp.*	16,625
3,250	Informatica Corp.*	19,728
1,500	Internet Security Systems, Inc.*	22,980
3,225	Lawson Software, Inc.*	22,898
575	Manhattan Associates, Inc.*	14,927
1,800	NetIQ Corp.*	17,154
550	SRA International, Inc., Class A*	23,381
2,400	Sybase, Inc.*	34,968
1,125	Take-Two Interactive Software, Inc.*	35,235
1,025	THQ, Inc.*	19,526
1,700	Verity, Inc.*	18,921
13,000	Vignette Corp.*	18,590

		356,177

	Total Common Stocks (Cost $1,311,454)	1,166,059

	REPURCHASE AGREEMENTS — 4.1%
$50,000	With Mizuho Securities, Inc. dated 07/30/04 at 1.28% to be repurchased at $50,005 on 08/02/04, collateralized by $51,139 in U.S. Treasury Bonds due 12/31/05 through 11/15/27 (Cost $50,000)	50,000

	Total Investments — 100.0% (Cost $1,361,454)	1,216,059
	Liabilities in Excess of Other Assets — N.M.	(600)

	Net Assets — 100.0%	$1,215,459

*	Non-income producing security

N.M. Not meaningful

At July 31, 2004, the tax basis cost of the Fund’s investments was $1,361,454, and the unrealized appreciation and depreciation were $22,386 and $(167,781), respectively.

FOR INFORMATION REGARDING THE FUND’S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND’S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

The FBR Funds

FBR American Gas Index Fund

Portfolio of Investments

July 31, 2004

(unaudited)

COMMON STOCKS	SHARES	VALUE	PERCENT OF NET ASSETS
Duke Energy Corp.	448,800	$9,649,199	5.06%
PG&E Corp.*	334,975	9,560,186	5.01
Dominion Resources, Inc.	150,150	9,528,518	4.99
KeySpan Corp.	259,950	9,355,600	4.90
NiSource, Inc.	448,450	9,282,914	4.87
Public Service Enterprise Group, Inc.	165,650	6,460,349	3.39
Questar Corp.	143,900	5,897,021	3.09
El Paso Corp.	716,150	5,650,423	2.96
AGL Resources, Inc.	188,700	5,576,084	2.92
The Williams Companies, Inc.	452,400	5,496,660	2.88
Consolidated Edison, Inc.	131,675	5,394,725	2.83
Piedmont Natural Gas Company, Inc.	128,800	5,313,000	2.78
Southern Union Co.*	248,678	4,951,179	2.60
Nicor, Inc.	142,050	4,703,276	2.47
WGL Holdings, Inc.	157,800	4,330,032	2.27
Peoples Energy Corp.	110,750	4,319,250	2.26
Equitable Resources, Inc.	83,750	4,294,700	2.25
CenterPoint Energy, Inc.	369,600	4,291,056	2.25
Atmos Energy Corp.	166,150	4,181,996	2.19
National Fuel Gas Co.	163,500	4,175,790	2.19
Exelon Corp.	116,050	4,050,145	2.12
Energy East Corp.	157,600	3,839,136	2.01
ONEOK, Inc.	181,000	3,801,000	1.99
Vectren Corp.	143,325	3,547,294	1.86
DTE Energy Co.	85,275	3,425,497	1.80
New Jersey Resources Corp.	79,450	3,229,643	1.69
Cinergy Corp.	80,650	3,084,863	1.62
Southwest Gas Corp.	119,250	2,822,648	1.48
Northwest Natural Gas Co.	94,850	2,786,693	1.46
TXU Corp.	68,000	2,696,880	1.41
American Electric Power Company, Inc.	84,500	2,628,795	1.38
Energen Corp.	53,625	2,539,144	1.33
Xcel Energy, Inc.	138,450	2,367,495	1.24
Puget Energy, Inc.	90,400	1,952,640	1.02
South Jersey Industries, Inc.	40,880	1,856,361	0.97
The Laclede Group, Inc.	67,350	1,812,389	0.95
MDU Resources Group, Inc.	72,100	1,762,845	0.92
Wisconsin Energy Corp.	54,750	1,760,213	0.92
Constellation Energy Group, Inc.	40,975	1,579,586	0.83
UGI Corp.	47,575	1,540,954	0.81
Ameren Corp.	27,575	1,232,327	0.65
CMS Energy Corp.*	128,000	1,155,840	0.61

The FBR Funds

FBR American Gas Index Fund

Portfolio of Investments (continued)

July 31, 2004

(unaudited)

COMMON STOCKS (continued)	SHARES	VALUE	PERCENT OF NET ASSETS
NSTAR	19,925	$932,490	0.49%
Alliant Energy Corp.	34,000	880,940	0.46
Northeast Utilities	44,675	835,423	0.44
Southwestern Energy Co.*	25,925	834,526	0.44
WPS Resources Corp.	16,230	744,795	0.39
EnergySouth, Inc.	18,458	728,722	0.38
PNM Resources, Inc.	34,525	719,501	0.38
Avista Corp.	33,450	583,703	0.31
Aquila, Inc.*	176,300	578,264	0.30
TECO Energy, Inc.	43,275	558,248	0.29
NUI Corp.*	41,960	556,809	0.29
PPL Corp.	10,625	492,469	0.26
SEMCO Energy, Inc.	91,975	490,227	0.26
MGE Energy, Inc.	15,535	489,819	0.26
CH Energy Group, Inc.	10,450	459,800	0.24
Chesapeake Utilities Corp.	16,440	388,970	0.20
Entergy Corp.	5,950	342,125	0.18
Pepco Holdings, Inc.	18,841	339,138	0.18
Delta Natural Gas Company, Inc.	11,547	293,294	0.15
Allegheny Energy, Inc.*	14,950	221,858	0.12
RGC Resources, Inc.	6,175	161,606	0.08
Sierra Pacific Resources*	12,950	106,449	0.06
ALLETE, Inc.	1,800	49,896	0.03
Energy West, Inc.	5,575	39,025	0.02
Corning Natural Gas Corp.	1,575	25,673	0.01

Total Common Stocks (Cost $118,662,004)		189,738,116	99.45

REPURCHASE AGREEMENTS
With Mizuho Securities, Inc. dated 07/30/04 at 1.28% to be repurchased at $450,048 on 08/02/04, collateralized by $450,048 in U.S. Treasury Bills, due 11/15/04 (Cost $450,000)		$450,000	0.24%

Total Investments (Cost $119,112,004)		190,188,116	99.69
Other Assets Less Liabilities		599,429	0.31

Net Assets		$190,787,545	100.00%

*	Non-income producing security

At July 31, 2004, the tax basis cost of the Fund’s investments was $119,112,004, and the unrealized appreciation and depreciation were $74,283,567 and $(3,207,455), respectively.

FOR INFORMATION REGARDING THE FUND’S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND’S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

The FBR Funds

FBR Fund for Government Investors

Portfolio of Investments

July 31, 2004

(unaudited)

PAYABLE AT MATURITY	MATURITY DATE	RATE	VALUE
Federal Home Loan Bank Discount Notes — 46.5%
$20,000,000	August 18, 2004	1.22%	$19,988,478
20,000,000	August 27, 2004	1.175-1.29	19,982,197
15,000,000	September 1, 2004	1.25	14,983,854
20,000,000	September 3, 2004	1.28-1.35	19,975,571
12,000,000	September 8, 2004	1.31	11,983,407
10,000,000	September 10, 2004	1.32	9,985,333
12,000,000	September 15, 2004	1.34	11,979,975
20,000,000	September 22, 2004	1.36	19,960,711
15,000,000	September 29, 2004	1.44	14,964,723

Total Federal Home Loan Bank Discount Notes (Amortized Cost $143,804,249)			143,804,249

Farmer Mac Discount Notes — 8.4%
17,000,000	August 4, 2004	1.25	16,998,442
9,000,000	October 4, 2004	1.47	8,976,480

Total Farmer Mac Discount Notes (Amortized Cost $25,974,922)			25,974,922

Federal Home Loan Bank Notes — 43.4%
14,000,000	December 22, 2004	1.67^	14,000,000
40,000,000	February 28, 2005	1.40^	40,000,000
40,000,000	April 4, 2005	1.32^	40,000,000
15,000,000	April 26, 2005	1.60^	15,000,000
25,000,000	August 5, 2005	2.00^	25,000,000

Total Federal Home Loan Bank Notes (Amortized Cost $134,000,000)			134,000,000

Total Investments — 98.3% (Amortized Cost $ 303,779,171)†			303,779,171
Other Assets Less Liabilities — 1.7%			5,127,194

Net Assets — 100.0%			$308,906,365

^	Stepped coupon is a security with a predetermined schedule of interest or dividend rate changes.

†	Same cost is used for Federal income tax purposes.

FOR INFORMATION REGARDING THE FUND’S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND’S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Weighted Average Maturity of Portfolio: 60 Days

The FBR Funds

FBR Maryland Tax-Free Portfolio

Portfolio of Investments

July 31, 2004

(unaudited)

	PRINCIPAL VALUE	VALUE
Anne Arundel County General Obligation
4.125%, 3/1/19 AA+*	$95,000	$92,690
Anne Arundel County Pollution Control Revenue Baltimore Gas & Electric Co. Project
6%, 4/1/24 BBB+*	1,230,000	1,260,295
Anne Arundel County Solid Waste Project General Obligation
5.5%, 9/1/15 AA+*	500,000	533,205
Anne Arundel County Water and Sewer General Obligation
6.3%, 8/1/05^ AA+*	225,000	237,992
6.2%, 8/1/05^ AA+*	725,000	766,151
Baltimore County General Obligation
5%, 6/1/19 AAA*	335,000	354,484
Baltimore, MD General Obligation, Series A&C
5.5%, 10/15/06^ AAA*	1,000,000	1,094,900
5.5%, 10/15/15 AAA*	500,000	569,415
Baltimore, MD Board School Commissioners
5%, 5/1/18 AA+*	100,000	105,596
Baltimore, MD Metropolitan District General Obligation
5.5%, 6/1/06^ AAA*	700,000	752,521
Baltimore, MD Port Facility Revenue
6.5%, 12/1/10 AA-*	400,000	417,580
Baltimore, MD Wastewater Project, Series A
6%, 7/1/15 AAA*	500,000	583,675
5.125%, 7/1/42 AAA*	500,000	503,070
Frederick County Public Facilities General Obligation
5.25%, 7/1/17 AA*	300,000	321,657
Howard County Public Improvement General Obligation
5.5%, 2/15/08^ AAA*	500,000	552,995
Howard County Housing Opportunity Multifamily Housing Development
4.9%, 7/1/24 Baa1*	500,000	503,035
Maryland Community Development Administration Revenue, Series 2, A, B, E
5.15%, 3/1/08 Aa2*	500,000	521,670
5%, 4/1/17 Aa2*	500,000	503,910
5.7%, 9/1/17 Aa2*	360,000	373,327
5.5%, 5/15/21 Aa2*	250,000	257,143
5%, 6/1/21 Aaa*	275,000	284,765
5.3%, 5/15/22 Aa2*	115,000	118,237
5.375%, 9/1/22 Aa2*	250,000	252,633

The FBR Funds

FBR Maryland Tax-Free Portfolio

Portfolio of Investments (continued)

July 31, 2004

(unaudited)

	PRINCIPAL VALUE	VALUE
Maryland Industrial Development Revenue, Series 1-11
7.125%, 7/1/06 A-*	$10,000	$10,031
Maryland Stadium Authority
Convention Center Expansion
5.875%, 12/15/13 AAA*	1,000,000	1,036,060
Ocean City Convention Center
5.375%, 12/15/15 AA+*	500,000	527,100
Sports Lease Revenue
5.55%, 3/1/13 AAA*	500,000	529,970
Maryland State Economic Development
Department of Transportation Headquarters
5.375%, 6/1/19 AA+*	750,000	812,588
Hilton Facilities, Series A
3.75%, 7/1/18 AA+*	250,000	231,198
Morgan State University, Series A
6%, 7/1/22 Baa3*	500,000	507,800
University of Maryland, Series A
5.75%, 10/1/33 Baa3*	350,000	352,695
Maryland State Health and Higher Education
Board of Child Care
4.75%, 7/1/14 A*	400,000	414,432
Frederick Memorial Hospital
5.25%, 7/1/13 AAA*	500,000	545,415
Good Samaritan Hospital
5.7%, 7/1/09 A1*	500,000	559,480
Greater Baltimore Medical Center
5%, 7/1/20 A+*	250,000	250,400
Hebrew Home of Greater Washington
5.6%, 1/1/20 BBB+*	250,000	255,295
5.8%, 1/1/32 BBB+*	1,000,000	1,027,150
Helix Health
5%, 7/1/27 AAA*	1,030,000	1,052,299
Johns Hopkins
6%, 7/1/09^ AA*	1,000,000	1,146,060
5%, 5/15/26 AA-*	900,000	898,803
5.125%, 11/15/34 AA-*	500,000	500,615
Kennedy Krieger Issue
4.875%, 7/1/18 Baa2*	250,000	248,802
5.5%, 7/1/33 Baa2*	500,000	494,345
Loyola College
5.5%, 10/1/16 AAA*	1,205,000	1,304,364
MedStar Health
4.375%, 8/15/13 BBB*	250,000	242,685
5.5%, 8/15/33 BBB*	250,000	243,317

The FBR Funds

FBR Maryland Tax-Free Portfolio

Portfolio of Investments (continued)

July 31, 2004

(unaudited)

	PRINCIPAL VALUE	VALUE
Sheppard Pratt, Series A
5.25%, 7/1/35 A-*	$500,000	$494,070
Suburban Hospital, Series A
5.5%, 07/1/16 A*	500,000	533,610
Maryland State Transportation Authority BWI Airport
5.25%, 3/1/12 AAA*	500,000	535,805
Maryland Water Quality Finance Administration Revenue, Series A
6%, 9/1/15 AA*	1,000,000	1,003,270
Montgomery County Economic Development Trinity Health Group
5.125%, 12/1/22 AA-*	600,000	608,538
Montgomery County General Obligation, Series A
5%, 5/1/17 AAA*	475,000	500,901
5%, 5/1/19 AAA*	500,000	524,445
Montgomery County Housing Opportunity Multifamily Housing Development, Series B
4.5%, 7/1/23 Aaa*	250,000	235,218
Morgan State University Academic Revenue, Series A
5%, 7/1/20 AAA*	300,000	312,987
North East Maryland Waste Disposal Authority Revenue
6%, 7/1/06 A2*	250,000	264,470
5.25%, 03/15/14 AAA*	250,000	263,810
Prince George’s County Construction Public Improvement
5.5%, 10/1/10 AAA*	100,000	111,526
Prince George’s County General Obligation, Series A
5.25%, 3/15/07^ AAA*	1,000,000	1,086,480
Prince George’s County Housing Authority Revenue FHLMC/FNMA/GNMA Collateral, Series A
5.55%, 12/1/33 AAA*	55,000	56,040
Prince George’s County Pollution Control Revenue Potomac Electric Project
5.75%, 3/15/10 A-*	1,250,000	1,394,650
Puerto Rico Electric Power Authority, Capital Appreciation
0%**, 7/1/17 A-*	150,000	80,313
Puerto Rico Public Buildings Authority Revenue Government Facilities, Series G
5.25%, 7/1/13 A-*	425,000	463,781
5.5%, 7/1/18 A-*	500,000	553,365

The FBR Funds

FBR Maryland Tax-Free Portfolio

Portfolio of Investments (continued)

July 31, 2004

(unaudited)

	PRINCIPAL VALUE	VALUE
Puerto Rico Public Finance Corporation, Series A
5%, 8/1/11^ AAA*	$500,000	$552,685
University of Maryland System Auxiliary Revenue
5.6%, 4/1/05^ AA+*	1,000,000	1,070,810
5.6%, 4/1/06^ AA+*	1,000,000	1,048,800
5.125%, 4/1/15 AA+*	250,000	263,605
5%, 4/1/18 AA+*	265,000	276,119
Washington DC Metropolitan Area Transportation Authority Revenue
6%, 7/1/10 AAA*	500,000	574,475
Washington Suburban Sanitary District General Obligation
5%, 6/1/23 AAA*	1,000,000	1,023,640

Total Investments — 98.0% (Amortized Cost $ 36,187,984)		37,985,263
Other Assets Less Liabilities — 2.0%		643,906

Net Assets — 100.0%		$38,629,169

^	Date represents pre-refunded date.

*	Ratings of issues shown are unaudited.

**	Zero Coupon Bond

At July 31, 2004, the tax basis cost of the Fund’s investments was $36,187,984, and the unrealized appreciation and depreciation were $1,861,128 and $(63,849), respectively.

FOR INFORMATION REGARDING THE FUND’S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND’S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

The FBR Funds

FBR Virginia Tax-Free Portfolio

Portfolio of Investments

July 31, 2004

(unaudited)

	PRINCIPAL VALUE	VALUE
Albermarle County, VA Industrial Development Authority Martha Jefferson Hospital
5.25%, 10/1/15 A2*	$250,000	$262,587
Alexandria VA
Construction Public Improvement
5.75%, 6/15/14 AAA*	500,000	564,590
Redevelopment and Housing Authority
5.5%, 1/1/29 A*	115,000	115,064
Arlington County General Obligation
5.25%, 2/1/15 AAA*	350,000	380,474
5.375%, 12/1/16 AAA*	1,000,000	1,082,700
Arlington County Industrial Development - Multi-Family Housing
Arna Valley View Apartments
4.85%, 6/1/12 Aaa*	350,000	364,780
Colonial Village Apartments
5.15%, 11/1/19 AAA*	1,000,000	1,020,560
Brunswick County Industrial Development Authority Lease Revenue
5.5%, 7/1/17 AAA*	1,000,000	1,076,380
Chesterfield County Industrial Development Authority Lease Revenue
4.75%, 11/01/16 AA*	50,000	51,857
Fairfax County Industrial Development Authority Revenue
Inova Health System Hospitals
5.25%, 8/15/19 AA*	650,000	677,449
Inova Health System Project
5%, 8/15/13 AAA*	100,000	109,054
Fairfax County Sewer Revenue
5.875%, 7/15/28 AAA*	50,000	54,230
Fairfax County Water Authority Revenue
5.8%, 1/1/16 AAA*	825,000	920,263
5%, 4/1/16 AAA*	400,000	418,624
6%, 4/1/22 AAA*	630,000	693,145
Frederick County Industrial Development Authority Lease Revenue Government Complex Facilities
5%, 12/1/14 Aaa*	705,000	774,513
Fredericksburg, VA Industrial Development Authority Student Housing Revenue MWC Apartments Project
5.35%, 4/1/29 Baa2*	250,000	247,782

The FBR Funds

FBR Virginia Tax-Free Portfolio

Portfolio of Investments (continued)

July 31, 2004

(unaudited)

	PRINCIPAL VALUE	VALUE
Hampton Roads Regional Jail Authority, Series A
5.5%, 7/1/24 AAA*	$300,000	$314,496
Hanover County General Obligation
5.4%, 7/15/16 AA*	1,000,000	1,077,020
Loudoun County General Obligation, Series B
5.25%, 12/1/14 AA+*	1,000,000	1,122,490
Metropolitan Washington DC Airport System, Series A
5%, 10/1/11 AAA*	200,000	211,316
5.75%, 10/1/11 AAA*	1,000,000	1,026,210
5.375%, 10/1/18 AAA*	245,000	256,116
5.375%, 10/1/19 AAA*	335,000	349,043
Montgomery County Industrial Development Authority, Series C
5.125%, 1/15/19 AAA*	500,000	525,825
Newport News, VA General Obligation
5.75%, 1/15/07^ AA*	750,000	827,303
5%, 3/1/18 AA*	500,000	519,815
Norfolk, VAWater Revenue
5.75%, 11/1/12 AAA*	500,000	532,490
5.875%, 11/1/15 AAA*	500,000	533,255
Portsmouth, VA Redevelopment and Multi-Family Housing Authority Revenue
6.05%, 12/1/08 AAA*	500,000	515,845
Prince William County Water and Sewer System
5.5%, 7/1/19 AAA*	500,000	544,535
Puerto Rico Commonwealth Highway and Transportation Authority, Series A
1.08%**, 7/1/28 AAA*	450,000	450,000
Puerto Rico Public Buildings Authority Revenue Government Facilities, Series G
5.25%, 7/1/13 A-*	890,000	971,213
Puerto Rico Public Finance Corporation Commonwealth, Series A
5%, 8/1/11^ AAA*	500,000	552,685
Richmond, VA
Metropolitan Authority Expressway Revenue
5.25%, 7/15/17 AAA*	200,000	221,610
Public Utilities Revenue, Series A
5.25%, 1/15/18 A+*	1,000,000	1,053,210

The FBR Funds

FBR Virginia Tax-Free Portfolio

Portfolio of Investments (continued)

July 31, 2004

(unaudited)

	PRINCIPAL VALUE	VALUE
Richmond, VA Refunding and Improvement General Obligation, Series A
5.125%, 1/15/16 AAA*	$500,000	$531,945
Roanoke, VA General Obligation Public Improvement, Series B
5%, 10/1/11 AAA*	300,000	324,726
Southeastern Public Servicing Authority, Series B
5%, 7/1/15 AAA*	1,000,000	1,090,110
Spotsylvania County, VA Water and Sewer Revenue
5%, 6/1/30 AAA*	100,000	100,155
Suffolk, VA Redevelopment and Housing Authority Multi-Family Hope Village Apartments, Series A
5.6%, 2/1/33 AAA*	580,000	614,075
Upper Occoquan Sewer Authority Revenue, Series A
5.15%, 7/1/20 AAA*	575,000	630,154
Virginia Beach, VA
Development Authority Revenue General Hospital Project
5.125%, 2/15/18 AAA*	50,000	54,243
Public Improvement General Obligation
5%, 8/1/17 AA+*	1,075,000	1,127,406
Development Authority Revenue Town Center Project, Series A
4.25%, 8/1/13 AA*	50,000	51,337
Virginia Commonwealth Transportation Revenue U.S. Route 58 Corridor Development
5.5%, 5/15/13 AA+*	250,000	275,603
Virginia Housing Development Authority Revenue, Series C, H, L & N
5.35%, 2/1/09 AA+*	100,000	106,133
5.25%, 11/1/10 AA+*	80,000	84,334
5.1%, 7/1/14 AA+*	140,000	140,417
5.125%, 1/1/15 AA+*	500,000	521,400
Virginia Multifamily Housing Development Authority, Series G
5%, 11/1/13 AA+*	300,000	312,111
Virginia Port Authority Commonwealth Revenue
5.9%, 7/1/16 AA+*	500,000	535,660
Virginia Public School Authority Revenue, Series A
5%, 8/1/18 AA+*	750,000	782,970
Virginia State General Obligation
5.25%, 6/1/19 AAA*	750,000	797,475

The FBR Funds

FBR Virginia Tax-Free Portfolio

Portfolio of Investments (continued)

July 31, 2004

(unaudited)

	PRINCIPAL VALUE	VALUE
Virginia State Public School Authority
5%, 8/1/28 AA+*	$350,000	$350,063
Winchester, VA Public Improvement
5.625%, 6/1/18 AA*	350,000	386,803

Total Investments — 99.0%
(Amortized Cost $27,643,666)		29,235,649
Other Assets Less
Liabilities — 1.0%		407,588

Net Assets — 100.0%		$29,643,237

^	Date represents pre-refunded date.

*	Ratings of issues shown are unaudited.

**	Zero Coupon Bond

At July 31, 2004, the tax basis cost of the Fund’s investments was $27,643,666, and the unrealized appreciation and depreciation were $1,607,116 and $(15,133), respectively.

FOR INFORMATION REGARDING THE FUND’S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND’S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The FBR Funds

By (Signature and Title)*	/s/ Susan L. Silva	September 27, 2004
	Susan L. Silva Treasurer The FBR Funds	Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David H. Ellison	September 27, 2004
	David H. Ellison President The FBR Funds (Principal Executive Officer)	Date

By (Signature and Title)*	/s/ Susan L. Silva	September 27, 2004
	Susan L. Silva Treasurer The FBR Funds (Principal Financial Officer and Accounting Officer)	Date